FEDERATED STOCK TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 17, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED STOCK TRUST (Registrant)

1933 Act File No. 2-75756
1940 Act File No. 811-3385

Dear Sir or Madam:

Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on January 29, 2010 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to conform the registration statement to the requirements of Form N-1A, as amended, effective March 31, 2009.

In addition, a Rule 485(a) filing is being made to:

Change the name of the Fund to Federated MDT Stock Trust;
Redesignate the current shares as Institutional Service Shares; and
Add a new class of shares, known as Institutional Shares.

Financial statements and other annually updated disclosure will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about December 30, 2009, to become effective immediately upon filing.

In connection with the review of this filing by the staff, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal

Enclosures